Segment and geographic information - Segment net income (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments
Net sales	€ 612,096	€ 449,487	€ 379,086
EBITDA	(23,929)	28,795	26,762
Depreciation and amortization	(8,232)	(7,885)	(7,686)
Finance income (expense), net	15,091	(11,119)	(13,986)
Income tax expense	(15,534)	(3,441)	(3,439)
Net income (loss)	(32,604)	6,350	1,651
Initial public offering preparation and transaction costs	6,984	5,206
Share-based compensation	13
Online
Disclosure of operating segments
Net sales	602,871	437,448	365,558
EBITDA	65,357	32,361	26,455
Retail Store
Disclosure of operating segments
Net sales	9,225	12,039	13,528
EBITDA	1,670	1,947	2,634
Segments total
Disclosure of operating segments
Net sales	612,096	449,487	379,086
EBITDA	67,027	34,308	29,089
Reconciliation
Disclosure of operating segments
EBITDA	(90,956)	(5,513)	(2,327)
Corporate administrative expenses			€ 2,327
Initial public offering preparation and transaction costs	6,984	5,206
Share-based compensation	€ 71,889	€ 65